UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08110

SPECIAL SITUATIONS FUND III, L.P.
(Exact name of registrant as specified in charter)

527 MADISON AVENUE, SUITE 2600, NEW YORK, NEW YORK	10022
(Address of principal executive offices)	(Zip code)

Allen B. Levithan, Esq. c/o Lowenstein Sandler PC 65 Livingston Avenue Roseland, New Jersey 07068
(Name and address of agent for service)

Registrant’s telephone number, including area code	(212) 319-6670

Date of fiscal year end:	DECEMBER 31, 2007

Date of reporting period:	DECEMBER 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.                                Reports to Stockholders.

December 31, 2007
Special Situations Fund III, L.P.	Annual Report

SPECIAL SITUATIONS FUND III, L.P.

INDEX TO THE ANNUAL REPORT

DECEMBER 31, 2007
_________________________________________________________________________________

PAGE
Report of Independent Registered Public Accounting Firm                                                                                     1

Statement of Financial Condition                                                                                                                                   2

Portfolio of Investments                                                                                                                                                  3

Statement of Operations                                                                                                                                               14

Statements of Changes in Partners’ Capital                                                                                                              15

Notes to the Financial Statements                                                                                                                              16

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Partners of
Special Situations Fund III, L.P.:

We have audited the accompanying statement of financial condition of Special Situations Fund III, L.P., including the portfolio of investments, as of December 31, 2007, and the related statement of operations for the year then ended and changes in partners' capital for the years ended December 31, 2007 and 2006, and the financial highlights (Note 9) for the years ended December 31, 2007, 2006 and 2005.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The financial highlights (Note 9) for 2003 and 2004 for Special Situations Fund III, L.P. were audited by other auditors whose report dated February 1, 2005, expressed an unqualified opinion on the financial highlights for 2003 through 2004.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned at December 31, 2007, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights (Note 9) referred to above, present fairly, in all material respects, the financial position of Special Situations Fund III, L.P. as of December 31, 2007, and the results of its operations for the year then ended, and the changes in its partners' capital for the years ended December 31, 2007 and 2006, and the financial highlights for the years ended December 31, 2007, 2006 and 2005, in conformity with accounting principles generally accepted in the United States of America.

WEISER LLP

New York, N. Y.
February 27, 2008

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

STATEMENT OF FINANCIAL CONDITION

DECEMBER 31, 2007

ASSETS

Investments, at fair value (cost $35,240,356)	$36,153,275
Cash and cash equivalents	5,475,349
Receivable for investments sold	669,789
Other assets	29,190

Total Assets	$42,327,603

LIABILITIES AND PARTNERS' CAPITAL

Liabilities

Payable for Units repurchased	$2,038,140
Securities sold short, at fair value (proceeds $1,302,666)	899,160
Payable for investments purchased	417,133
Administrator's fee payable	79,914
Accrued expenses	168,595

Total Liabilities	3,602,942

Partners' Capital

Limited Partners	33,303,994
Corporate General Partner	4,980,130
Individual General Partners	440,537

Total Partners' Capital	38,724,661

Total Liabilities and Partners' Capital	$42,327,603

See the accompanying Notes to the Financial Statements.

2

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2007

Fair
Shares	Common Stocks	Value

	Automotive Components 1.58%
33,556	Rush Enterprises, Inc. - Class A	$610,057

	Biotechnology 5.12%
89,575	Combinatorx, Inc.	397,713
59,429	Medivation, Inc.	855,778
35,587	Metabasis Therapeutics, Inc.	109,252
22,952	Opexa Therapeutics, Inc.	55,085
40,000	Sangamo BioSciences, Inc.	523,600
134,278	Tapestry Pharmaceuticals, Inc.	40,283
		1,981,711

	Building Materials 0.32%
9,056	Comfort Systems USA, Inc.	115,736
300	WFI Industries, Ltd. (Canada)	7,828
		123,564

	Business Services 0.00%
15,600	UTIX Group, Inc.	1,560

	Capital Equipment 0.82%
29,790	Mfri, Inc.	317,859

	Casino - Services 0.79%
109,560	Full House Resorts, Inc.	306,768

	Chemicals 1.60%
42,717	KMG Chemicals, Inc.	617,688

	Communication Equipment - Software 2.08%
1,424,157	ION Networks, Inc.	85,450
53,573	PC-Tel, Inc.	367,511
9,991	RIT Technologies, Ltd. (Israel)	3,996
513,175	Vertical Communications, Inc.	348,959
		805,916

	Communication Products - Equipment 0.99%
89,893	Centillium Communications, Inc.	103,377
173,207	NMS Communications Corporation	280,595
		383,972

See the accompanying Notes to the Financial Statements.

	3

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2007

Fair
Shares	Common Stocks (Continued)	Value

	Computer Services - Software 15.26%
58,633	Acorn Factor, Inc.	$348,866
100,147	ClickSoftware Technologies, Ltd. (Israel)	404,594
58,200	Constant Contact, Inc.	1,251,300
18,760	CryptoLogic, Inc. (Canada)	329,238
302,600	Excapsa Software, Inc. (Canada) (Illiquid)	69,144
44,658	Interplay Entertainment Corporation	3,573
385,342	Interplay Entertainment Corporation (Restricted)	-
36,698	LocatePlus Holdings Corporation (Restricted)	1,468
843,946	Motive, Inc.	1,181,524
121,127	Openwave Systems, Inc.	314,930
53,003	Phoenix Technologies, Ltd.	682,679
110,505	Primal Solutions, Inc.	3,868
7,277	Radware, Ltd. (Israel)	112,066
93,175	SumTotal Systems, Inc.	442,581
33,891	SupportSoft, Inc.	150,815
36,983	Trident Microsystems, Inc.	242,608
57,021	Unify Corporation	370,634
		5,909,888

	Computer Systems 1.56%
76,108	Adept Technology, Inc.	605,059

	Consumer Products 0.08%
138,952	Varsity Group, Inc.	29,180

	Diagnostics 0.24%
102,792	Curagen Corporation	94,569

	Electronic Components 1.51%
137,082	American Technology Corporation	346,817
11,561	Frequency Electronics, Inc.	110,870
73,125	Interlink Electronics, Inc.	124,313
58,116	Tvia, Inc.	1,860
		583,860

	Electronic - Display 0.00%
993,474	E Ink Corporation (Illiquid)	-

See the accompanying Notes to the Financial Statements.

	4

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2007

Fair
Shares	Common Stocks (Continued)	Value

	Electronic Equipment 2.01%
198,705	Iteris, Inc.	$776,937

	Electronic Instruments 3.31%
43,731	Image Sensing Systems, Inc.	760,045
38,723	PowerSecure International, Inc.	522,760
		1,282,805

	Electronic Semiconductor 1.27%
136,897	Kopin Corporation	432,594
79,830	PSi Technologies Holdings, Inc. (Philippines)	60,671
		493,265

	Energy - Services 0.59%
36,158	Renegy Holdings, Inc.	226,711

	Energy - Technology 1.94%
460,277	Capstone Turbine Corporation	750,252

	Environmental Services 1.83%
1,200,600	PDG Environmental, Inc.	708,354

	Financial Services - Miscellaneous 0.70%
43,556	MicroFinancial Incorporated	271,354

	Food 0.50%
14,932	Zhongpin, Inc. (China)	194,414

	Healthcare - Specialized Products & Services 1.80%
108,025	Alpha Pro Tech Ltd.	180,402
33,366	Alphatec Holdings, Inc.	168,165
34,901	American Dental Partners, Inc.	350,057
		698,624

	Housing - Construction 0.63%
73,590	Modtech Holdings, Inc.	65,495
33,060	U.S. Home Systems, Inc.	176,871
		242,366

	Information Services 1.43%
438,015	Pfsweb, Inc.	551,899

	Insurance 2.41%
100,000	AmCOMP, Inc.	935,000

See the accompanying Notes to the Financial Statements.

	5

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2007

Fair
Shares	Common Stocks (Continued)	Value

	Internet Commerce 0.16%
54,375	Youbet.com, Inc.	$60,900

	Medical Devices & Equipment 7.37%
50,602	Natus Medical Incorporated	979,148
111,147	Orthovita, Inc.	387,903
104,522	Precision Optics Corporation, Inc.	14,738
19,028	Regeneration Technologies, Inc.	165,163
99,218	Sonic Innovations, Inc.	765,963
175,068	World Heart Corporation (Canada)	542,712
		2,855,627

	Medical Instruments 0.05%
27,790	Caprius, Inc.	18,897

	Oil Equipment 0.00%
650	Beluga Composites Corporation	-

	Online Services 0.71%
17,230	The Knot, Inc.	274,646

	Optical Recognition Equipment 0.09%
15,000	VeriChip Corporation	33,150

	Paper - Packaging 0.02%
47,850	Chase Packaging Corporation	9,570

	Practice Management 0.85%
28,738	IntegraMed America, Inc.	330,487

	Restaurant 0.62%
54,903	Buca, Inc.	49,413
59,952	Monterey Gourmet Foods, Inc.	191,846
		241,259

	Retail 0.40%
66,477	Bakers Footwear Group, Inc.	152,897
33,737	Odimo Incorporated	3,711
		156,608

	Semiconductor 3.84%
62,668	CEVA, Inc.	762,669
232,900	NeoMagic Corporation	724,319
		1,486,988

See the accompanying Notes to the Financial Statements.

	6

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2007

Fair
Shares	Common Stocks (Continued)	Value

	Semiconductor Equipment 4.43%
55,321	HI/FN, Inc.	$316,436
27,152	Integral Vision, Inc.	1,900
109,215	Nova Measuring Instruments, Ltd. (Israel)	282,867
56,274	Tegal Corporation	225,096
72,924	Ultra Clean Holdings, Inc.	889,673
		1,715,972

	Services 3.55%
49,337	Collectors Universe, Inc.	608,819
50,000	Internet Brands, Inc.	351,500
40,920	OPNET Technologies, Inc.	416,035
		1,376,354

	Specialty Pharmaceuticals 0.38%
37,500	Barrier Therapeutics, Inc.	147,750

	Technology - Miscellaneous 5.21%
108,445	iPass, Inc.	440,287
119,140	Intermap Technologies Corp. (Canada)	1,255,485
68,910	Vuance, Ltd. (Israel)	323,190
		2,018,962

	Telecom Equipment 1.19%
55,571	COMARCO, Inc.	307,308
189,908	Peco II, Inc.	151,926
		459,234

	Telecom Services 2.19%
69,605	Multiband Corporation	187,238
69,810	WPCS International Incorporated	660,403
		847,641

	Telecommunications 0.54%
343,304	Emrise Corporation	209,415

	Therapeutics 2.80%
302,859	Anadys Pharmaceuticals, Inc.	487,603
125,000	Pharmacopeia Drug Discovery, Inc.	596,250
		1,083,853

	Toys 0.01%
978	Corgi International, Ltd. (China) (ADR)	2,172

	Transportation 0.00%
113	Velocity Express Corporation	346

	Vitamins 1.72%
71,682	Omega Protein Corporation	665,926

	Total Common Stocks 86.51% (cost $33,843,227)	33,499,389

See the accompanying Notes to the Financial Statements.

	7

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2007

Fair
Shares	Preferred Stocks	Value

	Business Services 0.06%
24	UTIX Group, Inc. convertible	$18,462
57,698	UTIX Group, Inc. convertible (Restricted)	5,885
		24,347

	Communications Equipment - Software 0.26%
4	Vertical Communications, Inc. convertible	4,808
96	Vertical Communications, Inc. convertible (Restricted)	96,253
		101,061

	Data Security 0.66%
100,739	Verdasys, Inc. Series B convertible (Illiquid)	254,668

	Electronic - Display 0.93%
549,484	E Ink Corporation Series A (Illiquid)	241,773
904,490	E Ink Corporation Series B (Illiquid)	118,194
		359,967

	Food 1.44%
42,750	Zhongpin, Inc. convertible (China)	556,605

	Medical Instruments 0.18%
1,612	Caprius, Inc. convertible	21,294
468	Caprius, Inc. convertible (Restricted)	47,080
		68,374

	Total Preferred Stocks 3.53% (cost $1,045,111)	1,365,022

Principal		Fair
Amount	Corporate Debt	Value

	Computer Services - Software 0.32%
$ 869	Primal Solutions, Inc. 4.9%, due 3/31/08	$869
$ 11,000	Primal Solutions, Inc. 5% convertible, due 3/31/08	11,000
$ 39,503	Unify Corporation 11.25% convertible, due 10/31/10	51,354
$ 16,867	Unify Corporation 11.25% convertible, due 10/31/11	21,927
$ 40,000	Unify Corporation Revolving Credit 10.5%, due 10/31/10	40,000
		125,150

	Consumer Products 0.31%
$ 120,886	Rockford Corporation 4.5% convertible, due 6/11/09	120,886

	Electronic Components 0.20%
$ 78,000	Interlink Electronics, Inc. 8% convertible, due 7/19/10 (Restricted)	78,000

	Technology - Miscellaneous 0.09%
$ 10,947	Vuance, Ltd. 8% convertible, due 11/19/09 (Israel)	12,079
$ 22,053	Vuance, Ltd. 8% convertible, due 11/19/09 (Israel) (Restricted)	22,053
		34,132

	Total Corporate Debt 0.92% (cost $339,256)	358,168

See the accompanying Notes to the Financial Statements.

	8

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2007

Fair
Warrants	Warrants	Value

	Biotechnology 0.08%
96,038	La Jolla Pharmaceutical Company 12/14/10	$11,524
3,847	Metabasis Therapeutics, Inc. 9/30/10	731
142,000	Opexa Therapeutics, Inc. 4/13/11	8,520
100,000	Tapestry Pharmaceuticals, Inc. 4/6/11	10,000
		30,775

	Building Materials 0.12%
200,000	American Mold Guard, Inc. Class A 4/26/11	22,000
200,000	American Mold Guard, Inc. Class B 4/26/11	26,000
		48,000

	Business Services 0.01%
1,500,000	UTIX Group, Inc. 1/13/11	4,650
1,731	UTIX Group, Inc. 11/9/11 (Restricted)	-
6,924	UTIX Group, Inc. 9/28/12 (Restricted)	-
6,924	UTIX Group, Inc. 11/15/12 (Restricted)	-
		4,650

	Communication Equipment - Software 0.11%
3,614	Vertical Communications, Inc. 12/16/08 (Restricted)	-
9,523	Vertical Communications, Inc. 9/28/15	6,380
94,340	Vertical Communications, Inc. 12/1/16	36,793
		43,173

	Computer Services - Software 0.26%
805,910	LocatePlus Holding Corporation 7/8/10 (Restricted)	-
55,000	Primal Solutions, Inc. 3/31/11	825
74,914	Unify Corporation 4/26/09	41,952
53,600	Unify Corporation 10/31/12	56,816
		99,593

	Computer Systems 0.14%
134,321	Adept Technology, Inc. 11/18/08	52,385

	Consumer Products 0.00%
5,713	Rockford Corporation 6/11/09	628

	Electronic Components 0.05%
14,450	American Technology Corporation 7/18/09	2,745
32,422	American Technology Corporation 8/6/10	17,508
30,952	Interlink Electronics, Inc. 7/19/12 (Restricted)	-
		20,253

	Electronic Equipment 0.04%
11,246	Iteris, Inc. B 9/28/11	15,969

See the accompanying Notes to the Financial Statements.

	9

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2007

Fair
Warrants	Warrants (Continued)	Value

	Energy - Technology 0.35%
10,692	Arotech Corporation 6/30/08	$-
4,680	Arotech Corporation 12/31/08	-
175,438	Capstone Turbine Corporation 1/23/12	117,543
80,000	Quantum Fuel Systems Technologies Worldwide, Inc. 12/22/12	8,800
34,146	Quantum Fuel Systems Technologies Worldwide, Inc. 4/27/14	7,512
		133,855

	Food 0.57%
25,683	Zhongpin, Inc. 1/30/11	222,062

	Medical Devices & Equipment 0.00%
9,210	Orthovita, Inc. 6/26/08	1,566
536,190	World Heart Corporation 9/22/08 (Canada)	-
		1,566

	Medical Instruments 0.04%
222,320	Caprius, Inc. 2/15/10	14,451
4,477	Caprius, Inc. 2/16/11	1,492
31,250	Caprius, Inc. 2/27/12 (Restricted)	-
14,750	Caprius, Inc. 12/5/12 (Restricted)	-
		15,943

	Semiconductor Equipment 0.01%
60,250	Tegal Corporation 7/14/10	446
270,793	Tegal Corporation 9/19/10	2,329
		2,775

	Technology - Miscellaneous 0.07%
90,990	Vuance, Ltd. 12/9/10 (Israel)	26,387
8,250	Vuance, Ltd. 11/19/11 (Israel)	1,403
		27,790

	Telecom Services 0.53%
12,152	GoAmerica, Inc. 12/19/08	16
705,171	WPCS International Incorporated 11/16/09	204,499
		204,515

	Telecommunications 0.00%
6,431	Q Comm International, Inc. 6/24/08	64

	Therapeutics 0.02%
12,868	Critical Therapeutics, Inc. 6/6/10	515
47,506	Memory Pharmaceuticals Corp. 9/22/10	6,185
		6,700

	Total Warrants 2.40% (cost $12,762)	930,696

	TOTAL INVESTMENTS 93.36% (cost $35,240,356)	$36,153,275

See the accompanying Notes to the Financial Statements.

	10

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2007

Fair
Shares	Securities Sold Short	Value

	Medical Instruments 2.32%
155,564	Thermage, Inc.	$899,160

	TOTAL SECURITIES SOLD SHORT 2.32% (proceeds $1,302,666)	$899,160

	All percentages are relative to Partners' Capital.

	All securities are non-income producing except for Collectors Universe, Inc.,
	COMARCO, Inc., Comfort Systems USA, Inc., CryptoLogic, Inc.,
	Frequency Electronics, Inc., Interlink Electronics, Inc., KMG Chemicals, Inc.,
	MicroFinancial Incorporated, Primal Solutions, Inc., Rockford Corporation,
	Unify Corporation, Velocity Express Corporation, Vertical Communications,
	Inc., Vuance, Ltd. and WFI Industries, Ltd.

See the accompanying Notes to the Financial Statements.

	11

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2007

Industry Concentration	Total	% of Partners' Capital
Automotive Components	$ 610,057	1.58
Biotechnology	2,012,486	5.20
Building Materials	171,564	0.44
Business Services	30,557	0.08
Capital Equipment	317,859	0.82
Casino - Services	306,768	0.79
Chemicals	617,688	1.60
Communication Equipment - Software	950,150	2.45
Communication Products - Equipment	383,972	0.99
Computer Services - Software	6,134,631	15.84
Computer Systems	657,444	1.70
Consumer Products	150,694	0.39
Data Security	254,668	0.66
Diagnostics	94,569	0.24
Electronic Components	682 113	1.76
Electronic - Display	359,967	0.93
Electronic Equipment	792,906	2.05
Electronic Instruments	1,282,805	3.31
Electronic Semiconductor	493,265	1.27
Energy - Services	226,711	0.59
Energy - Technology	884,107	2.28
Environmental Services	708,354	1.83
Financial Services	271,354	0.70
Food	973,081	2.51
Healthcare - Specialized Products & Services	698,624	1.80
Housing - Construction	242,366	0.63
Information Services	551,899	1.43
Insurance	935,000	2.41
Internet Commerce	60,900	0.16
Medical Devices & Equipment	2,857,193	7.38
Medical Instruments	(795,946)	(2.05)
Oil Equipment	-	0.00
Online Services	274,646	0.71
Optical Recognition Equipment	33,150	0.09
Paper - Packaging	9,570	0.02
Practice Management	330,487	0.85
Restaurant	241,259	0.62

See the accompanying Notes to the Financial Statements.
12

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2007

% of
Partners'
Industry Concentration (Continued)	Total	Capital
Retail	$ 156,608	0.40
Semiconductor	1,486,988	3.84
Semiconductor Equipment	1,718,747	4.44
Services	1,376,354	3.55
Specialty Pharmaceuticals	147,750	0.38
Technology - Miscellaneous	2,080,884	5.37
Telecom Equipment	459,234	1.19
Telecom Services	1,052,156	2.72
Telecommunications	209,479	0.54
Therapeutics	1,090,553	2.82
Toys	2,172	0.01
Transportation	346	0.00
Vitamins	665,926	1.72
TOTAL PORTFOLIO	$ 35,254,115	91.04%

See the accompanying Notes to the Financial Statements.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2007

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	$4,780,565
Net change in unrealized appreciation	(5,642,636)
Net Realized and Unrealized Gain (Loss) on Investments		$(862,071)

INVESTMENT INCOME (LOSS)
Investment Income
Interest	198,546
Dividends (net of withholding taxes of $1,467)	126,365
Securities lending fees	5,492
Total Investment Income	330,403

Operating Expenses
Administrator's fee	334,454
Professional fees	130,215
Independent General Partners' fees	80,000
Custody fee and other	48,642
Total Operating Expenses	593,311

Net Investment Loss		(262,908)

NET LOSS		$(1,124,979)

See the accompanying Notes to the Financial Statements.

14

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

STATEMENT OF CHANGES OF PARTNERS' CAPITAL

	Per Limited		Corporate	Individual
	Partners'	Limited	General	General
	Unit	Partners	Partner	Partners	Total

YEAR ENDED
DECEMBER 31, 2006:

BALANCE,
DECEMBER 31, 2005		$485,061,719	$37,123,511	$4,508,046	$526,693,276

Exchanges		(446,896,503)	(34,198,683)	(4,101,826)	(485,197,012)

Capital transfers		(658)	658	-	-

Allocation of net income:

Corporate General

Partner - Performance		-	1,310,584	-	1,310,584

Partners		4,762,068	426,834	53,432	5,242,334

Repurchases		(3,893,110)	-	-	(3,893,110)

BALANCE,
DECEMBER 31, 2006	$25,000	39,033,516	4,662,904	459,652	44,156,072

SIX MONTHS ENDED
JUNE 30, 2007:

Capital transfers		376	(376)	-	-

Allocation of net income:

Corporate General

Partner - Performance		-	561,129	-	561,129

Partners	$1,271	1,984,146	237,003	23,365	2,244,514

Repurchases		(2,350,292)	-	-	(2,350,292)

BALANCE,
JUNE 30, 2007	$25,000	38,667,746	5,460,660	483,017	44,611,423

SIX MONTHS ENDED
DECEMBER 31, 2007:

Capital contributions		82,000	-	-	82,000

Capital transfers		313	(313)	-	-

Allocation of net loss	$(2,199)	(3,407,925)	(480,217)	(42,480)	(3,930,622)

Repurchases		(2,038,140)	-	-	(2,038,140)

BALANCE,
DECEMBER 31, 2007	$25,000	$33,303,994	$4,980,130	$440,537	$38,724,661

See Note 4 for changes in Units outstanding.

See the accompanying Notes to the Financial Statements.

		15

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

NOTE 1 -          GENERAL:

Organization:

Special Situations Fund III, L.P. (the “Fund”) was organized under the Delaware Revised Uniform Limited Partnership Act on October 18, 1993, and commenced investment operations on January 1, 1994.  The Fund is a closed-end interval fund registered under the Investment Company Act of 1940 (the “1940 Act”).  The Fund shall have perpetual existence unless sooner dissolved as provided for in the Agreement of Limited Partnership (the “Agreement”).

The Agreement provides for not less than three “Individual General Partners” and a “Corporate General Partner.”  The General Partners, as a group, must own not less than one percent (1%) of the Fund’s outstanding Units.  The Fund has five Individual General Partners of which four are independent, as defined in the 1940 Act.

The Corporate General Partner and Investment Adviser is MGP Advisers Limited Partnership (“MGP”), of which the General Partner is AWM Investment Company, Inc. (“AWM”).  MGP has appointed AWM as agent and nominee, with the rights, power and authority to act on behalf of MGP with respect to the execution of trades and related matters concerning the Fund.  Austin W. Marxe, an Individual General Partner of the Fund and a limited partner of MGP owns directly and indirectly a controlling interest in MGP and AWM.  Mr. Marxe is primarily responsible for managing the Fund’s investments and performing certain administrative services on its behalf.

The Fund seeks long-term capital appreciation by investing primarily in equity securities and securities with equity features of publicly traded companies which possess a technological, market or product niche, which may be, for various reasons, undervalued, or with prospects of going private or being acquired.

Exchange Tender and Safe Harbor Amendments:

On December 31, 2005, a “grandfather” provision under the Internal Revenue Code, which had the effect of allowing the Fund to satisfy a “private placement safe harbor,” expired.  This provision had allowed the Fund to be treated as a partnership for federal income tax purposes rather than as a publicly traded partnership, which is generally taxed as a corporation.  The Fund is seeking to satisfy a different safe harbor, which in general, limits the semi-annual repurchase offers to a maximum of 5% of Units outstanding per semi-annual period (or 10% per year) and increases the repurchase request deadline from 14 days to 60 days prior to the repurchase pricing date (the “Safe Harbor Amendments”).  These changes have the effect of reducing the liquidity of a partner’s investment in the Fund.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

NOTE 1 -          GENERAL (CONTINUED):

Exchange Tender and Safe Harbor Amendments (Continued):

A Special Meeting of Partners was held on November 16, 2005 to vote to (1) amend the Fund’s Agreement to give the Individual General Partners authority to make offers for special redemptions of Units (the “Redemption Authority Amendment”) and (2) consent to a proposed offer to be made by the Individual General Partners for Limited Partners who are “Qualified Purchasers” (as defined in the 1940 Act) to exchange their Units in the Fund for units of Special Situations Fund III QP, L.P., a Delaware limited partnership recently formed to be a companion fund to the Fund (the “Exchange Tender Offer Proposal”).  These issues passed with majority consent.  The Fund was granted exemptive relief from the Securities and Exchange Commission (the “Commission”) to permit the one-time Exchange Tender Offer at December 31, 2005.

In the Exchange Tender Offer, a limited partner who is a Qualified Purchaser had the option to: (i) accept the one-time exchange tender offer, (ii) accept the cash repurchase offer in whole or in part or (iii) remain invested in the Fund (with the expectation that the Fund will adopt the Safe Harbor Amendments).  A limited partner who is not a Qualified Purchaser had the option to:  (i) accept the cash repurchase offer in whole or in part or (ii) remain invested in the Fund (with the expectation that the Fund will adopt the Safe Harbor Amendments).

A Special Meeting of Partners was held on March 29, 2006 to vote to (1) amend the Fund’s Agreement to limit semi-annual repurchase offers by the Fund to partners to a maximum of 5% of Units outstanding per semi-annual period (or 10% per year) and (2) increase the repurchase request deadline for electing to accept a repurchase offer from the Fund from 14 days to 60 days prior to the repurchase pricing date.  These Safe Harbor Amendments passed with majority consent.

The Fund submitted a request for an exemption from the 1940 Act to the Commission in May 2005 to allow for the repurchase request deadline to be more than 14 days from the repurchase pricing date.  Commission approval is still pending on this exemption request.  Due to the timing and uncertainty of the Commission’s response, and to ensure the continuance of the taxation of the Fund as a partnership, the Individual General Partners have requested the Limited Partners to consent to the suspension of the Fund’s mandatory semi-annual repurchase policies.  Such suspension shall be in effect until such time the exemption request is granted or the Individual General Partners deem it is in the best interest of the Fund to resume such policies.  As of June 19, 2006, the majority of the Limited Partners consented to the suspension, thereby agreeing to rely solely on the authority of the Individual General Partners to make repurchase offers in their sole discretion.  Although the Individual General Partners are not required to make semi-annual repurchase offers, it is their intention to make such offers within the guidelines that ensure the Fund will continue to be taxed as a partnership.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

NOTE 2 -           ACCOUNTING POLICIES:

Securities traded on a securities exchange or on the NASDAQ System are valued at the last reported sales price on the last business day of the reporting period.  Securities for which no sale occurred on such day are valued at the average of the highest bid and lowest asked prices on the last trading day.  Securities for which market quotations are not available are generally valued at cost, which approximates fair value as determined in good faith by the Individual General Partners.  Warrant valuations determined in good faith by the General Partner utilize the Black Scholes model and take into account other factors deemed relevant.  Securities transactions are recorded on trade date.  Realized gains and losses on sales of securities are determined using the specific identification cost method.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Cash and cash equivalents consist principally of cash balances held in a brokerage account.  The Fund considers all money market accounts and all highly liquid debt instruments purchased with original maturities of three months or less to be cash equivalents.

The Fund entered into agreements to lend portfolio securities to qualified borrowers in order to earn additional income.  The terms of each lending agreement require that loans are secured by cash or securities with an aggregate market value at least equal to a percentage of the market value of the loaned securities agreed upon by the borrower and the Fund (which shall be not less than 100% of the market value of the loaned securities), computed on a daily basis.  If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to collateral.  Gain or loss in the fair value of portfolio securities loaned that may occur during the term of the loan will be attributed to the Fund.  At December 31, 2007, there were no securities loaned.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

NOTE 3 -           ALLOCATION OF ACCOUNTING INCOME AND LOSSES:

The Agreement provides for allocations of profits and losses at the close of each fiscal period (see Note 4).

Net income is allocated: first, to MGP to the extent of any previous net losses allocated to MGP in excess of the other partners’ capital balances; next, to the partners in proportion to the number of Units held by each to the extent of net losses previously allocated to them; and, thereafter, 80% to the partners in proportion to the number of Units held by each and 20% performance allocation to MGP.  If there is a loss for a fiscal period, the performance allocation to MGP will not apply to future periods until the loss has been recovered.  The amount of loss carryover at December 31, 2007 was $3,930,622.

Net losses are allocated to the partners in proportion to the number of Units held by each, provided, however, that losses in excess of an Individual General Partner’s or a Limited Partner’s capital balance will be allocated to MGP.

NOTE 4 -            PARTNER CAPITAL ACCOUNT TRANSACTIONS:

All net income allocated to partners will be reinvested.  In order to maintain a $25,000 price per Unit, the number of Units held by each partner at the close of each fiscal period (generally June 30 and December 31, commencing December 31, 1994), is adjusted to equal the partner’s capital account divided by $25,000.

As of the close of each fiscal period, the Fund will generally offer to repurchase 5% of the outstanding Units.  The repurchase request deadline had generally been June 16 and December 17, of each year, but is subject to change based on the Commission’s approval of the exemptive request discussed in Note 1.

The Fund has the right to sell additional Units at the beginning of each fiscal period.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

NOTE 4 -          PARTNER CAPITAL ACCOUNT TRANSACTIONS (CONTINUED):

Changes in Units outstanding are as follows:

		Corporate	Individual
	Limited	General	General
	Partners	Partner	Partners	Total

Balance, December 31, 2005	19,402.4688	1,484.9404	180.3219	21,067.7311
Exchanges, January 1, 2006	(17,875.8602)	(1,367.9473)	(164.0730)	(19,407.8805)
Transfers	(0.0263)	0.0263	-	-
Semi-annual adjustments of Units	190.4828	69.4967	2.1372	262.1167
Repurchases	(155.7244)	-	-	(155.7244)
Balance, December 31, 2006	1,561.3407	186.5161	18.3861	1,766.2429
Transfers	0.0150	(0.0150)	-	-
Semi-annual adjustment of Units	79.3659	31.9252	0.9346	112.2257
Repurchases	(94.0117)	-	-	(94.0117)
Balance, June 30, 2007	1,546.7099	218.4263	19.3207	1,784.4569
Additional Units sold	3.2800	-	-	3.2800
Transfers	0.0125	(0.0125)	-	-
Semi-annual adjustment of Units	(136.3170)	(19.2087)	(1.6992)	(157.2249)
Repurchases	(81.5256)	-	-	(81.5256)
Balance, December 31, 2007	1,332.1598	199.2051	17.6215	1,548.9864

NOTE 5 -           PURCHASES AND SALES OF SECURITIES:

Purchases and sales of securities for the year ended December 31, 2007 aggregated
$17,813,881 and $23,830,267 respectively.

NOTE 6 -            INCOME TAXES:

No provision for income taxes has been made in the accompanying financial statements as each partner is individually responsible for reporting income or loss based upon the partner’s respective share of the Fund’s income and expenses reported for income tax purposes.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

NOTE 7 -           RELATED PARTY TRANSACTIONS:

AWM is the administrator of the Fund.  The administrator’s fee is computed monthly at an annual rate of 0.75% of the average net assets.

The Fund pays each Independent General Partner an annual fee of $20,000.

NOTE 8 -          OTHER AGREEMENTS:

The Fund entered into a consulting agreement whereby the consultant will provide management and financial advisory services to companies in which the Fund invests (“covered investments”). As compensation, the consultant earns ten percent of the appreciation on each covered investment for the agreed upon period.  Of this amount, one half is currently payable and the remainder is deferred until a final payment date, as further defined in the consulting agreement.

NOTE 9 -          FINANCIAL HIGHLIGHTS:
	Year Ended December 31,
	2007	2006	2005	2004	2003
Ratio of investment expenses to average net assets[1]	0.00%	0.00%	0.00%	0.00%	0.57%

Ratio of operating expenses to average net assets	1.33%	1.65%	0.86%	0.84%	1.03%

Ratio of total expenses to average net assets	1.33%	1.65%	0.86%	0.84%	1.60%

Ratio of net income (loss) to average net assets	(2.52%)	15.21%	2.53%	23.09%	74.23%

Portfolio turnover rate	43.06%	81.20%	55.90%	63.46%	52.43%

[1]The investment expenses reflected in the above ratio include, but are not limited to, consulting fees having a direct correlation to the performance of “covered investments,” as further defined in Note 8 herein.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

NOTE 10 -        RETURN ON PARTNER INVESTMENT:

At December 31, 2007, the value of a $25,000 investment made at each respective subscription date is as follows:

Subscription Date	Value	Subscription Date	Value
January 1, 1994	$ 236,653	July 1, 2001	$ 50,216
January 1, 1995	216,351	January 1, 2002	50,202
July 1, 1995	191,569	July 1, 2002	57,272
January 1, 1996	159,758	January 1, 2003	61,983
July 1, 1996	120,601	July 1, 2003	47,432
January 1, 1997	114,141	January 1, 2004	33,232
July 1, 1997	108,117	July 1, 2004	30,893
January 1, 1998	95,920	January 1, 2005	27,679
July 1, 1998	98,351	July 1, 2005	30,015
January 1, 1999	109,032	January 1, 2006	27,112
July 1, 1999	100,605	July 1, 2006	25,548
January 1, 2000	65,573	January 1, 2007	23,960
July 1, 2000	56,168	July 1, 2007	22,801
January 1, 2001	57,444

NOTE 11 -         SECURITIES SOLD SHORT:

The Fund is subject to certain inherent risks arising from its activities of selling securities short.  The ultimate cost to the Fund to acquire these securities may exceed the liability reflected in the financial statements.  In addition, the Fund is required to maintain collateral with the broker to secure these short positions.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

NOTE 12 -         INVESTMENTS IN RESTRICTED AND ILLIQUID SECURITIES:

The Fund has made investments in securities that are not freely tradable due to Securities and Exchange Commission’s regulations.  These restricted securities may not be sold except in exempt transactions or when they have become registered under the Securities Act of 1933.  Investing in restricted securities generally poses a greater risk than investing in more widely held, publicly traded companies.  Restrictions imposed on the sale of these securities and the lack of a secondary market may affect the timing and price obtained for such sales.  The following is a list of restricted and illiquid securities valued by the Fund as of December 31, 2007:

Issuer	Type of Security	Acquisition Date	Acquisition Cost	Value	Value as a % of Partners’ Capital
Excapsa Software, Inc.	Common	2/7/06	$ 282,219	$ 69,144	0.18%
LocatePlus Holdings Corporation	Common	7/8/05	181,673	1,468	0.00%
Caprius, Inc.	Preferred	2/28/07	25,000	25,000	0.06%
Caprius, Inc.	Preferred	12/7/07	22,080	22,080	0.06%
E Ink Corporation, Series A	Preferred	11/7/05	241,773	241,773	0.62%
E Ink Corporation, Series B	Preferred	7/17/07	33,234	33,234	0.09%
E Ink Corporation, Series B	Preferred	9/12/07	84,952	84,952	0.22%
UTIX Group, Inc.	Preferred	11/16/06	14,999	1,269	0.00%
UTIX Group, Inc.	Preferred	9/28/07	15,002	2,308	0.01%
UTIX Group, Inc.	Preferred	11/15/07	15,002	2,308	0.01%
Verdasys, Inc. Series B	Preferred	9/3/04	201,478	254,668	0.66%
Vertical Communications, Inc.	Preferred	12/1/06	96,253	96,253	0.25%
Interlink Electronics, Inc.	Corp. Debt	7/20/07	78,000	78,000	0.20%
Vuance, Ltd 8%	Corp. Debt	11/21/06	22,053	22,053	0.05%
Total restricted and illiquid securities			$1,313,718	$934,510	2.41%

NOTE 13 - CREDIT RISK CONCENTRATION:

Cash and cash equivalents consist principally of balances held in a brokerage account with Morgan Stanley & Co. Incorporated.  The balances are insured by the Securities Investor Protection Corporation up to $500,000, including $100,000 for free cash balances.  Net cash balances and securities in excess of these limits are protected by excess coverage provided by Morgan Stanley & Co. Incorporated, up to the full net equity value of each account including unlimited coverage for uninvested cash.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

NOTE 14 -	NEW ACCOUNTING PRONOUNCEMENTS:

In June 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB 109, Accounting for Income Taxes”.  This Interpretation, which applies to all entities, including pass through entities such as the Fund, provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  It is effective for all fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness.  Management has concluded that there is no impact on the Fund’s financial statements as a result of implementing FIN 48.

On September 15, 2006, the Financial Accounting Standards Board issued Standard No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and for interim periods within those fiscal years.  At this time, management believes the adoption of FAS 157 will have no material impact on the financial statements of the Fund.

NOTE 15 -         APPROVAL OF ADVISORY CONTRACT (UNAUDITED):

At a special meeting of the Independent General Partners (“IGPs”) of the Fund, the IGPs considered whether to approve the continuation of the existing Investment Advisory Agreement (the “Advisory Agreement”) between the Fund and MGP.  In addition to the materials the IGPs had reviewed throughout the course of the year, the IGPs received materials relating to the advisory agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration.

The approval of the Advisory Agreement and the continuation of MGP as the investment adviser of the Fund is based upon the following findings as well as the specific considerations discussed below: (1) that the Advisory Agreement with MGP is in the best interest of the Fund; (2) that the services to be performed by MGP pursuant to the Advisory Agreement are services required for the operation of the Fund; (3) that MGP can provide services the nature and quality of which are at least equal to those provided by others offering the same services; and (4) that the fees for such services are fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality.

In determining whether to approve the Advisory Agreement, the IGPs considered various relevant factors, including those discussed below.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

NOTE 15 -          APPROVAL OF ADVISORY CONTRACT (UNAUDITED) (CONTINUED):

Nature, Extent and Quality of Service

In considering the nature, extent and quality of service to the Fund, the IGPs reviewed the Fund’s investment objectives and strategy along with the advisory services provided to the Fund by MGP over both short- and long-term periods.  The services provided include investment research, portfolio management and trading.  The IGPs took into account the organizational depth and stability of the firm, noting that the Fund managers have considerable investment and trading experience and have managed the Fund since its inception.  Furthermore, they do not use brokerage commissions to purchase third-party research.

Investment Performance

The IGPs considered the short- and long-term performance of the Fund, including both lesser and more profitable periods and noted favorable performance over the Fund’s history as compared with relevant market indices.

Costs of Services Provided

The IGPs considered the compensation arrangement with MGP, such that the performance allocation of 20% is customary for the Fund’s peer group.  The IGPs also noted the use of a “highwater” mark in determining the profit threshold.  The IGPs reviewed the expense ratio of the Fund and determined it to be fair and reasonable as compared to the Fund’s peer group.  Although the administrative fee charged is below industry averages, overall expense ratio has increased due to the reduction in the net assets of the Fund resulting from the exchange offer.

Profits

The IGPs considered the level of MGP’s profits in managing the Fund and concluded that the profit was fair and customary based on the Fund’s peer group.

Economies of Scale

The IGPs, in considering economies of scale, reviewed whether there have been or if there is a potential for the realization of future economies of scale, and whether the Fund’s investors would benefit from such scale.  The IGPs noted that the consideration of economies of scale is not a determining factor as it relates to the approval of the Advisory Agreement with MGP.

In considering whether to approve the continuation of the advisory agreement, the IGPs did not weigh any one factor more than another. They concluded that the approval of the agreement was in the best interest of the Fund. The advisory agreement will continue for one year and is renewable by the IGPs after that for successive one year periods.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

NOTE 16 -         PROXY VOTING (UNAUDITED):

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available (1) without charge, upon request, by calling (212) 319-6670 or (2) on the Securities and Exchange Commission (“SEC”) website at www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (212) 319-6670 or (2) on the SEC’s website at www.sec.gov.  Information as of June 30 each year will generally be available by the following August 31.

NOTE 17 -         FORM N-Q (UNAUDITED):

The Fund files a complete Portfolio of Investments for the first and third quarters of its fiscal year with the SEC on Form N-Q within 60 days of the end of such fiscal quarter.  The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.                                Code of Ethics.

The Registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.  The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics.  Such request can be made to Special Situations Fund III, L.P. at (212) 319-6670, 527 Madison Avenue, Suite 2600, New York, New York 10022, Attention:  Rose M. Carling.

There have been no amendments to the Code of Ethics during the period covered by this report.  In addition, during the period covered by this report, the Registrant has not granted any waivers, including an implicit waiver, from a provision of the Code of Ethics.

Item 3.                                Audit Committee Financial Expert.

The Registrant’s board of directors (or persons performing similar functions) has determined that Stanley S. Binder possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Stanley S. Binder as the audit committee financial expert.  Stanley S. Binder is an “independent” director (or the functional equivalent thereof) pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.                                Principal Accountant Fees and Services.

Audit Fees.  The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $73,800 and $69,000 for 2007 and 2006, respectively.

Audit-Related Fees.  There were no fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under “Audit Fees” above.

Tax Fees.  The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $22,800 and $22,000 for 2007 and 2006, respectively.

All Other Fees.  There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported above.

The audit committee of the Registrant was organized in 2003.  All services to be performed for the Registrant by the Registrant’s accountant must be pre-approved by the audit committee.  The above referenced fees for 2007 were pre-approved by the audit committee.

The aggregate fees paid by the Registrant for non-audit professional services rendered by the Registrant’s accountant to the Registrant’s investment advisor and any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant for 2007 and 2006 were $12,025 and $7,175, respectively.

Item 5.                                Audit Committee of Listed Registrants.

Not applicable.

Item 6.                                Schedule of Investments

The Audited Schedule of Investments is included in the report to shareholders filed under Item 1 of the Form.

Item 7.                      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Registrant has adopted the following proxy voting policies and procedures of its investment adviser, MGP Advisers Limited Partnership:

PROXY VOTING POLICIES AND PROCEDURES

These policies and procedures apply to the voting of proxies by MGP Advisers Limited Partnership (the “Adviser”) for those client accounts over which the Adviser has proxy voting authority.  Adviser is the investment adviser for Special Situations Fund III, L.P.

GENERAL

The Adviser’s proxy voting policies and procedures are designed to ensure that the Adviser complies with the requirements under Rule 206(4)-6 and Rule 204-2 promulgated under the Investment Advisers Act of 1940, as amended, and fulfills its obligations thereunder with respect to proxy voting, disclosure, and recordkeeping.

The Adviser’s objective is to ensure that its proxy voting activities on behalf of its clients are conducted in a manner consistent, under all circumstances, with the best interest of the clients.  For most matters, however, the Adviser’s policy is not to vote where it believes the outcome is not in doubt in order to avoid the unnecessary expenditure of time and the cost to review the proxy materials in detail and carry out the vote.  In such circumstances the Adviser believes that the client is best served by the Adviser’s devoting its time to investment activities on the client’s behalf.

PROXY VOTING POLICIES

The Adviser is committed to voting proxies in a manner consistent with the best interests of its clients.  While the decision whether or not to vote a proxy must be made on a case-by-case basis, the Adviser generally does not vote a proxy if it believes the proposal is not adverse to the best interests of the client or if adverse, the outcome of the vote is not in doubt.  In the situations where the Adviser does vote a proxy, the Adviser generally votes proxies in accordance with the following general guidelines:

Proxy Proposal Issue	Adviser’s Voting Policy

Routine Election of Directors	For
Issuance of Authorized Common Stock	For
Stock Repurchase Plans	For
Domestic Reincorporation	For
Director Indemnification	For
Require Shareholder Approval to Issue Preferred Stock	For
Require Shareholder Approval to Issue Golden Parachutes	For
Require Shareholder Approval of Poison Pill	For
Shareholders’ Right to Call Special Meetings	For
Shareholders’ Right to Act by Written Consent	For
Shareholder Ability to Remove Directors With or Without Cause	For
Shareholders Electing Directors to Fill Board Vacancies	For
Majority of Independent Directors	For
Board Committee Membership Exclusively of Independent Directors	For
401(k) Savings Plans for Employees	For
Anti-greenmail Charter or By-laws Amendments	For
Corporate Name Change	For
Ratification of Auditors	For
Supermajority Vote Requirement	Against
Blank Check Preferred	Against
Dual Classes of Stock	Against
Staggered or Classified Boards	Against
Fair Price Requirements	Against
Limited Terms for Directors	Against
Require Director Stock Ownership	Against

The following proxy proposal issues are so fact sensitive that no general voting policy with respect to such issues may be established by the Adviser:

Reprice Management Options	Fact Sensitive
Adopt/Amend Stock Option Plan	Fact Sensitive
Adopt/Amend Employee Stock Purchase Plan	Fact Sensitive
Approve Merger/Acquisition	Fact Sensitive
Spin-offs	Fact Sensitive
Corporate Restructurings	Fact Sensitive
Asset Sales	Fact Sensitive
Liquidations	Fact Sensitive
Adopt Poison Pill	Fact Sensitive
Golden Parachutes	Fact Sensitive
Executive/Director Compensation	Fact Sensitive
Social Issues	Fact Sensitive
Contested Election of Directors	Fact Sensitive
Stock Based Compensation for Directors	Fact Sensitive
Increase Authorized Shares	Fact Sensitive
Tender Offers	Fact Sensitive
Preemptive Rights	Fact Sensitive
Debt Restructuring	Fact Sensitive
Foreign Reincorporation	Fact Sensitive

PROXY VOTING PROCEDURES

The general partner (or other principals) of the Adviser will have the responsibility of voting proxies received by the Adviser on behalf of its clients.  The Adviser will evaluate whether to vote the proxy proposals received by the Adviser.  If the proxies are voted, the proxy proposals received by the Adviser and designated above in the proxy voting policies as “For” or “Against” will be voted by the Adviser in accordance with the proxy voting policies, and proxy proposals received by the Adviser and designated above in the proxy voting policies as “Fact Sensitive” (or not addressed in the proxy voting policies) will be reviewed by the Adviser on a case-by-case basis.

Notwithstanding the foregoing, the Adviser may vote a proxy contrary to the proxy voting guidelines if the Adviser determines that such action is in the best interest of the client.  In the event that the Adviser votes contrary to the proxy voting guidelines, the Adviser will document the basis for the Adviser’s contrary voting decision.

In addition to not voting proxies where the Adviser deems the expenditure of time and cost of voting would exceed the anticipated benefit to the client, the Adviser may choose not to vote proxies in certain situations or for certain clients, such as (i) where a client has informed the Adviser that it wishes to retain the right to vote the proxy, (ii) where the proxy is received for a client account that has been terminated, or (iii) where a proxy is received by the Adviser for a security it no longer manages on behalf of a client.

MATERIAL CONFLICTS OF INTEREST

The Adviser may occasionally be subject to material conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes.  The Adviser, its affiliates and/or its employees may also occasionally have business or personal relationships with the proponents of proxy proposals, participants in proxy contests, corporate directors and officers, or candidates for directorships.

If at anytime, the Adviser becomes aware of a material conflict of interest relating to a particular proxy proposal, the Adviser will handle the proposal as follows:

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If the proposal is designated in proxy voting policies above as “For” or “Against,” the proposal will be voted by the Adviser in accordance with the proxy voting policies, provided little discretion on the part of the Adviser is involved; or

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If the proposal is designated in the proxy voting policies above as “Fact Sensitive” (or not addressed in the proxy voting policies), the Adviser will either (i) disclose to the client such material conflict and vote the client’s shares in accordance with the client’s instructions or (ii) take such other action as is necessary to ensure that the Adviser’s vote (including the decision whether to vote) is based on the client’s best interest and not affected by the Adviser’s material conflict of interest.

PROXY VOTING RECORDS

In accordance with Rule 204-2, the Adviser will maintain the following records in connection with the Adviser’s proxy voting policies and procedures:

•	a copy of the proxy voting policies and procedures;
•	a copy of all proxy statements received regarding client’s securities;
•	a record of each vote the Adviser casts on behalf of a client;
•
written records of client requests for proxy voting information, including a copy of each written client request for information on how the Adviser voted proxies on behalf of the requesting client, and a copy of any written response by the Adviser to any (written or oral) client request for information on how the Adviser voted proxies on behalf of the requesting client; and

•	any documents prepared by the Adviser that were material to making a decision on how to vote, or that memorialized the basis for a voting decision.

Each of the foregoing records will be maintained and preserved by the Adviser for five years from the end of the last fiscal year in which an entry was made on such record, and for the first two years of such five-year period, shall be maintained at an appropriate office of the Adviser.  Notwithstanding the foregoing, the Adviser may rely on proxy statements filed on the SEC’s EDGAR system instead of keeping its own copies.  In addition, the Adviser may also rely upon a third party to maintain the foregoing records, provided such third party has provided to the Adviser an undertaking to provide a copy of such records promptly upon request.

DISCLOSURE TO CLIENTS

A copy of the Adviser’s written proxy voting policies and procedures will be provided to clients upon written request to the Adviser.  In addition, information regarding how a client’s proxies were voted by the Adviser will be provided to a client upon written request to the Adviser.

Item 8.	Portfolio Managers of Closed-End Management Investment Companie.

As of the original filing of this report on March 7, 2007, Austin Marxe, President of AWM Investment Company, Inc, (“AWM”) since 1991 and David Greenhouse, Vice-President of AWM since 1992, are primarily responsible for the day-to-day management of the registrant’s portfolio.  AWM serves as the general partner of MGP Advisers Limited Partnership (“MGP”), the registrant’s investment adviser.  Pursuant to an agreement dated June 7, 2006 by and between the registrant, MGP and AWM, MGP appointed AWM as agent and nominee, with the rights, power and authority to execute trades and transact such other business as outlined in such agreement on behalf of the registrant.  Mr. Marxe, Mr. Greenhouse and Adam Stettner are the limited partners of MGP.  Mr. Marxe also serves as an Individual General Partner of the registrant.

Mr. Marxe, Mr. Greenhouse and Mr. Stettner also serve as members of the general partners to six other Special Situations funds (the “Affiliates”) that have performance based advisory fees, with combined total assets of $ 1,019,304,271 as of December 31, 2007.

MGP makes investments on behalf of the registrant in accordance with the stated investment objectives for the registrant.  MGP is given discretionary authority over the registrant’s investments.  When purchases of securities are made with respect to the registrant individually, the purchase is allocated solely to the account of the registrant.  At times, however, MGP, along with AWM, the investment adviser to the Affiliates may purchase the same security in an aggregate amount for the accounts of one or more of the Special Situations funds (which includes the Registrant).  When securities are purchased by the registrant in conjunction with other Special Situations funds, MGP and AWM will allocate securities amongst the registrant and the other Special Situations funds in a fair and equitable manner depending upon the facts and circumstances of each situation, taking into account the Registrant’s stated investment objectives, liquidity, other holdings of such securities and overall portfolio, and other factors considered relevant.

MGP, the registrant’s investment advisor, receives a 20% performance allocation at six month periods ending June 30 and December 31.  If there is a loss for an accounting period, the performance allocation to MGP will not apply to future periods until the loss has been recovered.  All investment advisers of the Special Situations funds managed by Mr. Marxe, Mr. Greenhouse and Mr. Stettner receive similar 20% performance based advisory fees with loss recovery provisions.

As of December 31, 2007 Austin Marxe and David Greenhouse each own in excess of $1,000,000 of equity securities in the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable at this time.

Item 10.	Submission of Matters to a Vote of Security Holders.

A Special Meeting of Partners was held on November 16, 2005 to vote to (1) amend the Fund’s Agreement to give the Individual General Partners authority to make offers for special redemptions of Units (the “Redemption Authority Amendment”) and (2) consent to a proposed offer to be made by the Individual General Partners for Limited Partners who are “Qualified Purchasers” (as defined in the 1940 Act) to exchange their Units in the Fund for units of Special Situations Fund III QP, L.P., a Delaware limited partnership recently formed to be a companion fund to the Fund (the “Exchange Tender Offer Proposal”).  These issues passed with majority consent.

A Special Meeting of Partners was held on March 29, 2006 to vote to (1) amend the Fund’s Agreement to limit semi-annual repurchase offers by the Fund to partners to a maximum of 5% of Units outstanding per semi-annual period (or 10% per year) and (2) increase the repurchase request deadline for electing to accept a repurchase offer from the Fund from 14 days to 60 days prior to the repurchase pricing date.  These Safe Harbor Amendments passed with majority consent.

The Fund submitted a request for an exemption from the 1940 Act to the Commission in May 2005 to allow for the repurchase request deadline to be more than 14 days from the repurchase pricing date.  Commission approval is still pending on this exemption request.  Due to the timing and uncertainty of the Commission’s response, and to ensure the continuance of the taxation of the Fund as a partnership, the Individual General Partners have requested the Limited Partners to consent to the suspension of the Fund’s mandatory semi-annual repurchase policies.  Such suspension shall be in effect until such time the exemption request is granted or the Individual General Partners deem it is in the best interest of the Fund to resume such policies.  As of June 19, 2006, the majority of the Limited Partners consented to the suspension, thereby agreeing to rely solely on the authority of the Individual General Partners to make repurchase offers in their sole discretion.  Although the Individual General Partners are not required to make semi-annual repurchase offers, it is their intention to make such offers within the guidelines that ensure the Fund will continue to be taxed as a partnership.

Item 11.	Controls and Procedures.

(a)              Based on an evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, the registrant’s principal executive and principal financial officers, or persons performing similar functions, concluded that the disclosure controls and procedures are effective.

(b)              There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)                            NOT APPLICABLE.

(a)(2)                            CERTIFICATIONS REQUIRED BY ITEM 11(a)(2) OF FORM N-CSR ARE FILED HEREWITH AS EX-99.CERT.

(b)           CERTIFICATIONS REQUIRED BY ITEM 11(b) OF FORM N-CSR ARE FILED HEREWITH AS EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPECIAL SITUATIONS FUND III, L.P.

By:              _/s/Austin Marxe__
Austin Marxe, Principal Executive Officer

Date March 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:              _/s/Austin Marxe___
Austin Marxe, Principal Executive Officer

Date: March 7, 2007 2007

By:              _/s/ Rose M. Carling_
Rose M. Carling, Principal Financial Officer

Date: March 7, 2007